10. Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 74,813	$ 0	$ 74,813	$ 392,073	$ 392,073	$ 886,572
Operating Losses	(1,163,627)	(1,235,546)	(3,560,049)	(4,594,074)	(6,098,357)	(4,384,834)
Net Losses	(1,219,539)	(1,213,420)	(4,373,667)	(5,613,421)	(7,306,726)	(4,958,616)
Cash	5,610,799	$ 628,615	5,610,799	$ 628,615	1,559,701	2,123,737	$ 855,596
Total Assets	$ 5,750,754		$ 5,750,754		1,726,368	2,529,116
Capital Expenditures					16,433	9,307
Depreciation and Amortization					32,413	38,524
Interest Expense					304,330	573,782
Aethlon
Revenues					392,073	886,572
Operating Losses					(5,945,293)	(3,953,402)
Net Losses					(7,153,662)	(4,527,184)
Cash					1,558,667	2,114,285
Total Assets					1,698,249	2,475,686
Capital Expenditures					16,433	9,307
Depreciation and Amortization					22,370	18,943
Interest Expense					304,330	573,782
ESI [Member]
Revenues					0	0
Operating Losses					(153,064)	(431,432)
Net Losses					(153,064)	(431,432)
Cash					1,034	9,452
Total Assets					28,119	53,430
Capital Expenditures					0	0
Depreciation and Amortization					10,043	19,581
Interest Expense					$ 0	$ 0